1

Wilmington Real Asset Fund

PORTFOLIO OF INVESTMENTS

July 31, 2024 (unaudited)

Description	Number of Shares	Value

REAL ESTATE RELATED SECURITIES – 53.7%

COMMON STOCKS – 7.3%

CONSTRUCTION & ENGINEERING – 0.0%**
Ashtrom Group Ltd.*,0	—	$1

DIVERSIFIED – 0.1%
Argosy Property Ltd.	78,356	49,198
Centuria Capital Group	69,843	77,646

TOTAL DIVERSIFIED		$126,844

DIVERSIFIED REAL ESTATE ACTIVITIES – 3.3%
Airport City Ltd.*	5,513	76,197
Allreal Holding AG	1,360	242,639
City Developments Ltd.	45,500	180,747
Daito Trust Construction Co. Ltd.	5,700	690,027
Daiwa House Industry Co. Ltd.	58,600	1,679,315
Heiwa Real Estate Co. Ltd.	3,800	110,343
Isras Investment Co. Ltd.	124	22,518
JINUSHI Co. Ltd.	1,900	27,903
Kerry Properties Ltd.	65,000	110,817
Lendlease Corp. Ltd.	52,744	216,609
Mitsubishi Estate Co. Ltd.	115,800	1,990,101
Mitsui Fudosan Co. Ltd.	250,200	2,628,014
New World Development Co. Ltd.	93,000	86,776
Nomura Real Estate Holdings, Inc.	10,800	305,750
Property & Building Corp. Ltd.*	345	16,801
SAMTY HOLDINGS Co. Ltd.	3,800	69,935
Shun Tak Holdings Ltd.*	224,000	22,076
St. Joe Co. (The)	3,145	193,984
Starts Corp., Inc.	4,200	97,707
Sumitomo Realty & Development Co. Ltd.	41,900	1,399,324
Sun Frontier Fudousan Co. Ltd.	3,900	53,578
Sun Hung Kai Properties Ltd.	131,000	1,137,658
Tokyo Tatemono Co. Ltd.	18,500	326,271
Tokyu Fudosan Holdings Corp.	53,600	391,789
UOL Group Ltd.	40,500	163,006
Wharf Holdings Ltd. (The)	89,000	244,347
YH Dimri Construction & Development Ltd.	637	50,517

TOTAL DIVERSIFIED REAL ESTATE ACTIVITIES		$12,534,749

OFFICE – 0.0%**
Precinct Properties Group	137,618	99,103

REAL ESTATE DEVELOPMENT – 0.5%
Aedas Homes SA	1,862	46,651
CK Asset Holdings Ltd.	161,500	618,065
DREAM Unlimited Corp., Class A	3,356	52,042
Forestar Group, Inc.*	2,103	66,518
Goldcrest Co. Ltd.	1,500	28,938
Henderson Land Development Co. Ltd.	114,735	322,345
Howard Hughes Holdings, Inc.*	2,789	206,860
Katitas Co. Ltd.	4,800	60,206
Lifestyle Communities Ltd.	11,498	67,672
Mirarth Holdings, Inc.	11,700	42,409

Description	Number of Shares	Value

Nexity SA*	5,635	$63,607
Sino Land Co. Ltd.	304,000	314,395
Star Holdings*	1,373	18,467
Tosei Corp.	2,300	38,644

TOTAL REAL ESTATE DEVELOPMENT		$1,946,819

REAL ESTATE OPERATING COMPANIES – 3.4%
Aeon Mall Co. Ltd.	8,200	113,006
Alony Hetz Properties & Investments Ltd.	13,241	88,439
Amot Investments Ltd.	18,530	75,043
Aroundtown SA*	75,997	162,439
Atrium Ljungberg AB, Class B	6,191	132,385
Aura Investments Ltd.	18,173	71,867
Azrieli Group Ltd.	3,438	211,078
Big Shopping Centers Ltd.*	1,026	100,174
Blue Square Real Estate Ltd.	878	60,246
CA Immobilien Anlagen AG	4,455	145,607
Capitaland India Trust	86,834	70,808
Capitaland Investment Ltd.	232,400	469,425
Castellum AB*	36,293	454,120
Catena AB	3,365	171,248
Cibus Nordic Real Estate AB publ	6,010	93,889
Citycon OYJ*	7,281	32,055
CTP NV	9,505	166,029
Deutsche Wohnen SE	4,458	88,581
DigitalBridge Group, Inc.	13,680	193,298
Dios Fastigheter AB	11,065	88,702
Electra Real Estate Ltd.	5,139	49,889
Entra ASA*	6,908	77,750
Fabege AB	20,970	175,938
Fastighets AB Balder, Class B*	57,028	419,728
FRP Holdings, Inc.*	1,146	34,483
G City, Ltd.*	15,860	43,925
Gav-Yam Lands Corp. Ltd.	5,012	36,167
Grainger PLC	65,116	201,741
Grand City Properties SA*	6,596	77,810
Hang Lung Group Ltd.	68,000	74,503
Hang Lung Properties Ltd.	123,000	90,524
Hongkong Land Holdings Ltd.	96,500	311,695
Hufvudstaden AB, Class A	11,486	139,108
Hulic Co. Ltd.	52,200	512,749
Hysan Development Co. Ltd.	50,001	68,478
Ichigo, Inc.	23,500	66,984
IMMOFINANZ AG*	3,123	92,608
Intershop Holding AG	540	72,103
Israel Canada T.R Ltd.	21,299	75,215
Keihanshin Building Co. Ltd.	4,900	54,036
Kennedy-Wilson Holdings, Inc.	12,752	132,748
Kojamo OYJ*	17,743	175,606
LEG Immobilien SE	6,349	555,606
Leopalace21 Corp.	25,000	92,454
Mega Or Holdings Ltd.	2,597	65,124
Melisron Ltd.	2,063	144,613

July 31, 2024 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Mivne Real Estate KD Ltd.	51,091	$117,956
Mobimo Holding AG	620	185,770
NP3 Fastigheter AB	3,830	91,555
Nyfosa AB	13,690	139,978
Pandox AB	7,952	147,765
Platzer Fastigheter Holding AB, Class B	8,600	78,699
PSP Swiss Property AG	3,919	524,170
Sagax AB, Class B	18,527	457,414
Samhallsbyggnadsbolaget i Norden AB	131,894	83,675
Sirius Real Estate Ltd.	98,004	118,682
StorageVault Canada, Inc.	20,835	70,775
Summit Real Estate Holdings Ltd.	3,339	39,596
Swire Properties Ltd.	88,200	139,533
Swiss Prime Site AG	6,660	668,087
TAG Immobilien AG*	14,769	222,973
TKP Corp.*	1,700	20,619
TOC Co. Ltd.	5,500	26,214
VGP NV	1,140	123,623
Vonovia SE	70,277	2,160,787
Wallenstam AB, Class B	37,691	190,053
Wharf Real Estate Investment Co. Ltd.	132,000	324,727
Wihlborgs Fastigheter AB	24,243	245,617

TOTAL REAL ESTATE OPERATING COMPANIES		$13,008,292

RETAIL – 0.0%**
Kiwi Property Group Ltd.	162,752	87,176

TOTAL COMMON STOCKS (COST $29,696,208)		$27,802,984

EXCHANGE-TRADED FUNDS – 8.8%

REAL ESTATE – 8.8%
Balanced Commercial Property Trust Ltd.	64,435	71,735
Schwab U.S. REIT ETF#	934,000	19,978,260
Vanguard Global ex-U.S. Real Estate ETF#	318,500	13,568,100

TOTAL REAL ESTATE		$33,618,095

TOTAL EXCHANGE-TRADED FUNDS (COST $30,492,405)		$33,618,095

INVESTMENT COMPANY – 2.8%

EQUITY FUNDS – 2.8%

Tortoise Energy Infrastructure Total Return Fund, Institutional Class	628,301	10,662,269

TOTAL INVESTMENT COMPANY (COST $7,567,660)		$10,662,269

REAL ESTATE INVESTMENT TRUSTS – 34.8%

DATA CENTER – 2.9%
Digital Core REIT Management Pte Ltd.	140,100	79,857
Digital Realty Trust, Inc.	28,229	4,219,953
Equinix, Inc.	8,260	6,527,382
Keppel DC REIT	117,495	177,557

TOTAL DATA CENTER		$11,004,749

DIVERSIFIED – 2.6%
ABRDN Property Income Trust Ltd.	30,168	21,059
Activia Properties, Inc.	61	143,944
AEW UK REIT PLC	21,753	26,007
Alexander & Baldwin, Inc.	7,229	142,484

Description	Number of Shares	Value

American Assets Trust, Inc.	4,162	$110,376
Armada Hoffler Properties, Inc.	5,648	67,098
Artis REIT	9,473	46,245
British Land Co. PLC (The)	80,404	425,444
Broadstone Net Lease, Inc.	15,966	277,968
Charter Hall Group	40,521	336,004
Charter Hall Long Wale REIT	60,658	141,215
Covivio SA	4,089	211,265
Cromwell European REIT	48,300	73,182
CTO Realty Growth, Inc.#	1,651	33,133
Custodian Property Income REIT PLC	42,620	42,188
Daiwa House REIT Investment Corp.	180	290,898
Empire State Realty Trust, Inc., Class A	11,206	120,689
Essential Properties Realty Trust, Inc.	14,581	431,452
Gladstone Commercial Corp.	4,528	68,146
Global Net Lease, Inc.	16,773	145,925
GPT Group (The)	166,819	505,093
Growthpoint Properties Australia Ltd.	26,398	40,223
H&R REIT	12,857	89,491
Hankyu Hanshin REIT, Inc.	67	59,529
Heiwa REIT, Inc.	85	74,443
Hulic REIT, Inc.	110	104,783
ICADE	2,678	59,704
KDX Realty Investment Corp.	355	366,363
Land Securities Group PLC	64,392	526,061
LondonMetric Property PLC	177,449	459,433
Merlin Properties Socimi SA	28,879	329,733
Mirvac Group	349,883	489,645
Mori Trust REIT, Inc.	222	103,438
NIPPON REIT Investment Corp.	39	85,912
Nomura Real Estate Master Fund, Inc.	403	397,337
NTT UD REIT Investment Corp.	127	98,511
One Liberty Properties, Inc.	1,556	41,063
Picton Property Income Ltd.	63,920	60,232
REIT 1 Ltd.	18,315	68,553
Schroder REIT Ltd.	45,679	28,246
Sekisui House REIT, Inc.	364	192,685
Sella Capital Real Estate Ltd.	19,590	36,030
Star Asia Investment Corp.	211	80,003
Stockland	219,832	661,292
Sunlight REIT	139,000	30,245
Suntec REIT	186,000	164,195
Takara Leben Real Estate Investment Corp.	82	54,683
Tokyu REIT, Inc.	79	79,999
Tosei REIT Investment Corp.	51	48,207
United Urban Investment Corp.	265	253,670
WP Carey, Inc.	19,178	1,108,680

TOTAL DIVERSIFIED		$9,852,204

HEALTH CARE – 3.9%
Aedifica SA	4,074	259,254
Alexandria Real Estate Equities, Inc.	13,661	1,602,299
American Healthcare REIT, Inc.	6,022	95,991
Assura PLC	251,668	131,678
CareTrust REIT, Inc.	12,566	338,779
Cofinimmo SA	2,720	175,004
Community Healthcare Trust, Inc.	2,215	48,198
Diversified Healthcare Trust	21,807	72,835

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Global Medical REIT, Inc.	6,614	$63,164
Health Care & Medical Investment Corp.	33	27,404
Healthcare Realty Trust, Inc.	32,630	577,225
Healthpeak Properties, Inc.	60,989	1,330,780
Impact Healthcare REIT PLC	38,181	42,997
LTC Properties, Inc.	3,930	140,340
Medical Properties Trust, Inc.#	53,416	256,931
National Health Investors, Inc.	3,863	289,184
NorthWest Healthcare Properties REIT	12,608	45,751
Omega Healthcare Investors, Inc.	21,661	788,460
Parkway Life REIT	42,700	115,958
Primary Health Properties PLC	117,554	139,561
Sabra Health Care REIT, Inc.	20,478	332,358
Target Healthcare REIT PLC	77,461	80,859
Universal Health Realty Income Trust	1,459	62,372
Ventas, Inc.	34,908	1,900,392
Welltower, Inc.	52,015	5,786,669

TOTAL HEALTH CARE		$14,704,443

HOTEL & RESORT – 1.1%
Apple Hospitality REIT, Inc.	19,973	295,401
Ashford Hospitality Trust, Inc.*,#	121	126
Braemar Hotels & Resorts, Inc.	15,550	55,203
CapitaLand Ascott Trust	215,449	145,062
CDL Hospitality Trusts	59,214	42,748
Chatham Lodging Trust	5,931	52,133
DiamondRock Hospitality Co.	18,163	149,482
Far East Hospitality Trust	94,900	44,372
Hoshino Resorts REIT, Inc.	22	76,219
Host Hotels & Resorts, Inc.	61,871	1,083,361
Hotel Property Investments Ltd., REIT	17,262	38,268
Invincible Investment Corp.	578	262,754
Japan Hotel REIT Investment Corp.	412	211,219
Park Hotels & Resorts, Inc.	17,989	270,914
Pebblebrook Hotel Trust	10,735	146,962
RLJ Lodging Trust	13,351	126,033
Ryman Hospitality Properties, Inc.	5,265	529,185
Service Properties Trust	19,383	109,902
Summit Hotel Properties, Inc.	11,188	70,932
Sunstone Hotel Investors, Inc.	18,168	188,220
Xenia Hotels & Resorts, Inc.	8,888	123,365

TOTAL HOTEL & RESORT		$4,021,861

INDUSTRIAL – 6.5%
Advance Logistics Investment Corp.	71	56,637
AIMS APAC REIT	43,700	42,827
Americold Realty Trust, Inc.	23,210	693,747
CapitaLand Ascendas REIT	322,200	655,633
Centuria Industrial REIT	60,763	126,360
CRE Logistics REIT, Inc.	87	83,861
Dexus Industria REIT	20,663	39,187
Dream Industrial REIT	12,380	120,872
EastGroup Properties, Inc.	4,214	787,976
ESR-LOGOS REIT	520,293	107,040
First Industrial Realty Trust, Inc.	11,627	636,229
Frasers Logistics & Commercial Trust	286,420	212,131
GLP J-REIT	397	348,225
Goodman Group	152,105	3,491,364

Description	Number of Shares	Value

Goodman Property Trust	90,440	$111,149
Granite REIT	2,802	150,567
Industrial & Infrastructure Fund Investment Corp.	214	176,566
Innovative Industrial Properties, Inc.	2,517	309,113
Japan Logistics Fund, Inc.	78	133,397
LaSalle Logiport REIT	161	159,275
LXP Industrial Trust	24,681	254,214
Mapletree Industrial Trust	188,570	325,875
Mapletree Logistics Trust	289,550	279,434
Mitsubishi Estate Logistics REIT Investment Corp.	42	106,118
Mitsui Fudosan Logistics Park, Inc.	52	146,657
Montea NV	1,303	112,955
Nexus Industrial REIT	3,140	17,626
Nippon Prologis REIT, Inc.	210	346,390
Plymouth Industrial REIT, Inc.	3,225	77,142
Prologis, Inc.	80,836	10,189,378
Rexford Industrial Realty, Inc.	18,511	927,586
Segro PLC	114,399	1,346,827
SOSiLA Logistics REIT, Inc.	76	58,850
STAG Industrial, Inc.	15,433	629,821
Terreno Realty Corp.	8,003	547,485
Tritax Big Box REIT PLC	192,464	409,484
Urban Logistics REIT PLC	48,614	77,620
Warehouse REIT PLC	71,676	79,243
Warehouses De Pauw	14,402	390,911

TOTAL INDUSTRIAL		$24,765,772

MULTI-FAMILY RESIDENTIAL – 3.4%
Advance Residence Investment Corp.	127	267,047
Altarea SCA	428	46,274
Apartment Investment & Management Co., Class A*	16,412	145,410
AvalonBay Communities, Inc.	12,340	2,528,713
Boardwalk REIT	2,414	136,379
BRT Apartments Corp.	1,574	29,497
Camden Property Trust	9,263	1,025,877
Canadian Apartment Properties REIT	7,253	252,159
Care Property Invest NV	2,766	41,191
Centerspace	1,362	95,108
Clipper Realty, Inc.#	9,929	39,120
Comforia Residential REIT, Inc.	60	124,762
Daiwa Securities Living Investments Corp.	214	145,567
Elme Communities	7,525	123,861
Empiric Student Property PLC	51,684	64,117
Equity Residential	29,820	2,076,367
Essex Property Trust, Inc.	5,570	1,550,465
Home REIT PLC*,(1)	42,087	—
Independence Realty Trust, Inc.	19,494	363,563
Ingenia Communities Group	40,228	138,112
InterRent REIT	6,334	58,493
Irish Residential Properties REIT PLC	33,709	33,563
Killam Apartment REIT	4,993	67,012
Mid-America Apartment Communities, Inc.	10,126	1,415,311
Minto Apartment REIT	1,676	19,241
Morguard North American Residential REIT	1,808	21,804
NexPoint Residential Trust, Inc.	2,350	102,672

July 31, 2024 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Nippon Accommodations Fund, Inc.	43	$184,280
Samty Residential Investment Corp.	82	56,161
Starts Proceed Investment Corp.	19	24,669
UDR, Inc.	26,584	1,065,221
UNITE Group PLC (The)	33,973	416,213
Veris Residential, Inc.	6,873	107,975
Xior Student Housing NV	2,488	83,741

TOTAL MULTI-FAMILY RESIDENTIAL		$12,849,945

OFFICE – 2.1%
Allied Properties REIT	5,371	64,383
Brandywine Realty Trust	15,743	79,345
BXP, Inc.	12,533	893,728
Centuria Office REIT	38,286	31,171
Champion REIT	160,000	32,562
City Office REIT, Inc.	9,220	55,781
COPT Defense Properties	9,984	289,236
Cousins Properties, Inc.	13,003	357,713
Cromwell Property Group	136,773	37,119
Daiwa Office Investment Corp.	48	94,010
Derwent London PLC	9,547	282,037
Dexus	93,667	430,000
Douglas Emmett, Inc.	14,285	229,846
Easterly Government Properties, Inc.#	8,137	113,348
Equity Commonwealth*	9,601	195,572
GDI Property Group Partnership	37,938	15,010
Gecina SA	4,398	436,468
Global One Real Estate Investment Corp.	95	64,177
Great Portland Estates PLC	28,987	130,425
Helical PLC	17,407	50,126
Highwoods Properties, Inc.	9,055	280,433
Hudson Pacific Properties, Inc.	11,418	68,394
Ichigo Office REIT Investment Corp.	132	73,840
Inmobiliaria Colonial Socimi SA	24,501	142,392
Japan Excellent, Inc.	109	86,877
Japan Prime Realty Investment Corp.	85	185,257
Japan Real Estate Investment Corp.	122	423,484
JBG SMITH Properties	9,549	156,126
Keppel REIT	194,800	127,516
Kilroy Realty Corp.	9,140	337,906
Mirai Corp.	207	61,766
Mori Hills REIT Investment Corp.	172	147,653
NET Lease Office Properties	1,275	37,625
Nippon Building Fund, Inc.	145	560,429
NSI NV	1,341	28,445
One REIT, Inc.	30	51,867
Orix JREIT, Inc.	235	244,875
Paramount Group, Inc.	15,147	79,370
Peakstone Realty Trust	4,237	57,538
Piedmont Office Realty Trust, Inc., Class A	10,974	94,925
Prosperity REIT	87,000	14,810
SL Green Realty Corp.	5,643	376,050
Vornado Realty Trust	14,140	424,059
Workspace Group PLC	17,247	135,692

TOTAL OFFICE		$8,079,386

OTHER SPECIALIZED – 2.0%
Arena REIT	35,122	88,657

Description	Number of Shares	Value

Charter Hall Social Infrastructure REIT	35,768	$59,880
EPR Properties	6,709	301,905
Farmland Partners, Inc.#	3,836	40,738
Four Corners Property Trust, Inc.	7,695	208,842
Gaming and Leisure Properties, Inc.	23,699	1,189,690
Gladstone Land Corp.	3,854	57,232
Iron Mountain, Inc.	25,528	2,618,152
Rural Funds Group	32,605	45,416
Safehold, Inc.	3,680	85,155
Uniti Group, Inc.	24,316	93,373
VICI Properties, Inc.	91,094	2,847,598

TOTAL OTHER SPECIALIZED		$7,636,638

REAL ESTATE OPERATING COMPANIES – 0.0%**
Seritage Growth Properties, Class A*,#	5,575	28,433

RETAIL – 6.5%
Acadia Realty Trust	8,873	192,012
AEON REIT Investment Corp.	147	127,173
Agree Realty Corp.	8,361	576,658
Alexander’s, Inc.	134	32,468
Brixmor Property Group, Inc.	25,752	655,903
BWP Trust	42,243	98,897
CapitaLand China Trust	120,900	62,408
CapitaLand Integrated Commercial Trust	447,347	696,104
Carmila SA	7,784	140,685
CBL & Associates Properties, Inc.#	2,691	69,347
Charter Hall Retail REIT	56,318	128,534
Choice Properties REIT	15,157	152,157
Crombie REIT	4,825	47,668
CT REIT	6,101	63,633
Eurocommercial Properties NV	4,984	124,060
Federal Realty Investment Trust	6,294	702,725
First Capital REIT	10,254	121,579
Fortune REIT	131,000	62,710
Frasers Centrepoint Trust	104,623	172,976
Frontier Real Estate Investment Corp.	44	127,619
Fukuoka REIT Corp.	64	66,988
Getty Realty Corp.#	4,465	132,253
Hamborner REIT AG	9,415	66,333
Hammerson PLC	292,015	108,190
HMC Capital Ltd.	20,904	105,944
HomeCo Daily Needs REIT	152,785	126,890
InvenTrust Properties Corp.	5,758	162,203
Japan Metropolitan Fund Invest	624	389,883
Kimco Realty Corp.	59,659	1,296,390
Kite Realty Group Trust	19,182	473,028
Klepierre SA	17,228	493,720
Lar Espana Real Estate Socimi SA	4,971	43,792
Lendlease Global Commercial REIT	145,125	64,599
Link REIT	219,500	927,126
Macerich Co. (The)	18,914	302,813
Mapletree Pan Asia Commercial Trust	200,423	191,922
Mercialys SA	8,894	112,907
NETSTREIT Corp.	5,918	97,469
NewRiver REIT PLC	17,295	18,276
NNN REIT, Inc.	15,850	711,507
PARAGON REIT	119,000	78,342

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Real Asset Fund (continued)

Description	Number of Shares	Value

Phillips Edison & Co., Inc.	10,352	$363,355
Primaris REIT	2,451	24,179
Realty Income Corp.	75,697	4,347,279
Regency Centers Corp.	14,074	947,743
Region RE Ltd.	98,776	146,630
Retail Estates NV	1,199	81,880
Retail Opportunity Investments Corp.	10,776	161,101
RioCan REIT	12,827	166,115
Sasseur REIT	61,100	30,625
Saul Centers, Inc.	1,263	49,952
Scentre Group	451,044	1,023,512
Shaftesbury Capital PLC	167,331	327,616
Simon Property Group, Inc.	28,474	4,369,051
SITE Centers Corp.	15,422	238,270
Slate Grocery REIT, Class U	2,915	25,146
SmartCentres REIT	7,835	136,083
Starhill Global REIT	158,600	58,732
Supermarket Income REIT PLC	106,288	101,659
Tanger, Inc.	9,484	274,088
Unibail-Rodamco-Westfield	9,347	701,024
Urban Edge Properties	10,642	216,033
Vastned Retail NV	2,088	52,878
Vicinity Ltd.	330,292	455,748
Waypoint REIT Ltd.	71,780	118,760
Wereldhave NV	2,996	44,940
Whitestone REIT	4,055	55,959

TOTAL RETAIL		$24,844,249

SELF-STORAGE – 2.4%
Abacus Storage King	34,498	28,764
Big Yellow Group PLC	18,561	288,719
CubeSmart	19,508	928,191
Extra Space Storage, Inc.	18,515	2,955,364
National Storage Affiliates Trust	6,620	281,813
National Storage REIT	108,509	175,270
Public Storage	13,725	4,061,502
Safestore Holdings PLC	21,206	219,863
Shurgard Self Storage Ltd.	2,600	101,580

TOTAL SELF-STORAGE		$9,041,066

SINGLE-FAMILY RESIDENTIAL – 1.4%
American Homes 4 Rent, Class A	27,592	995,795
Equity LifeStyle Properties, Inc.	16,365	1,123,948
Invitation Homes, Inc.	49,750	1,754,682
PRS REIT PLC (The)	46,884	49,423
Sun Communities, Inc.	10,797	1,368,304
UMH Properties, Inc.	6,072	107,839

TOTAL SINGLE-FAMILY RESIDENTIAL		$5,399,991

TOTAL REAL ESTATE INVESTMENT TRUSTS (COST $127,045,249)		$132,228,737

TOTAL REAL ESTATE RELATED SECURITIES (COST $194,801,522)		$204,312,085

Description	Number of Shares	Value

COMMODITY RELATED SECURITIES – 45.9%

EXCHANGE-TRADED FUNDS – 1.8%

COMMODITY – 1.8%
SPDR S&P Global Natural Resources ETF#	119,300	$6,769,082

TOTAL EXCHANGE-TRADED FUNDS (COST $5,102,945)		$6,769,082

INVESTMENT COMPANIES – 44.1%

COMMODITY – 44.1%
Vanguard Commodity Strategy Fund, Admiral Shares	2,404,175	60,513,091
DFA Commodity Strategy Portfolio, Institutional Class	23,604,781	104,097,083
Parametric Commodity Strategy Fund, Institutional Class	513,361	3,218,773

TOTAL COMMODITY		$167,828,947

TOTAL INVESTMENT COMPANIES (COST $183,355,054)		$167,828,947

TOTAL COMMODITY RELATED SECURITIES (COST $188,457,999)		$174,598,029

SHORT-TERM INVESTMENTS – 0.5%

MONEY MARKET FUND – 0.5%
Dreyfus Government Cash Management Fund, Institutional Shares, 5.21%^	1,898,563	1,898,563

TOTAL SHORT-TERM INVESTMENT (COST $1,898,563)		$1,898,563

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 0.4%

	Par Value

REPURCHASE AGREEMENTS – 0.4%
Bank of America Securities, Inc., 5.35%, dated 7/31/24, due 8/01/24, repurchase price $90,678, collateralized by U.S. Government Agency Securities, 1.50% to 7.50%, maturing 12/01/27 to 7/01/54; total market value of $92,478.	$90,665	90,665
Bank of Montreal, 5.34%, dated 7/31/24, due 8/01/24, repurchase price $311,604, collateralized by U.S. Government Agency Securities, 2.00% to 7.50%, maturing 1/01/32 to 8/01/54; total market value of $317,789.	311,558	311,558
BNP Paribas SA, 5.34%, dated 7/31/24, due 8/01/24, repurchase price $311,604, collateralized by U.S. Government Agency & Treasury Securities, 1.22% to 7.00%, maturing 9/30/25 to 7/20/64; total market value of $317,789.	311,558	311,558
Deutsche Bank Securities, Inc., 5.34%, dated 7/31/24, due 8/01/24, repurchase price $311,604, collateralized by U.S. Government Agency & Treasury Securities, 1.50% to 6.00%, maturing 7/31/26 to 10/01/53; total market value of $317,789.	311,558	311,558

July 31, 2024 (unaudited)

6	PORTFOLIO OF INVESTMENTS

Wilmington Real Asset Fund (continued)

Description	Par Value	Value

Nomura Securities International, Inc., 5.34%, dated 7/31/24, due 8/01/24, repurchase price $311,604, collateralized by U.S. Government Agency & Treasury Securities, 1.10% to 6.50%, maturing 3/01/28 to 4/15/59; total market value of $317,789.	$311,558	$311,558

TD Securities, Inc., 5.34%, dated 7/31/24, due 8/01/24, repurchase price $311,604, collateralized by U.S. Government Agency Securities, 2.00% to 8.00%, maturing 10/20/41 to 7/20/54; total market value of $317,789.	311,558	311,558

TOTAL REPURCHASE AGREEMENTS (COST $1,648,455)		$1,648,455

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN (COST $1,648,455)		$1,648,455

Description	Value

TOTAL INVESTMENTS – 100.5% (Cost $386,806,539)	$382,457,132

COLLATERAL FOR SECURITIES ON LOAN – (0.4%)	(1,648,455)

OTHER ASSETS LESS LIABILITIES – (0.1)%	(180,975)

TOTAL NET ASSETS – 100.0%	$380,627,702

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Assets

Investments in Securities
Real Estate Related Securities
Common Stocks
Construction & Engineering	$1	$—	$—	$1
Diversified	126,844	—	—	126,844
Diversified Real Estate Activities	12,534,749	—	—	12,534,749
Office	99,103	—	—	99,103
Real Estate Development	1,946,819	—	—	1,946,819
Real Estate Operating Companies	13,008,292	—	—	13,008,292
Retail	87,176	—	—	87,176
Exchange-Traded Funds	33,618,095	—	—	33,618,095
Investment Company	10,662,269	—	—	10,662,269
Real Estate Investment Trusts
Data Center	11,004,749	—	—	11,004,749
Diversified	9,852,204	—	—	9,852,204
Health Care	14,704,443	—	—	14,704,443
Hotel & Resort	4,021,861	—	—	4,021,861
Industrial	24,765,772	—	—	24,765,772
Multi-Family Residential	12,849,945	—	—(a)	12,849,945
Office	8,079,386	—	—	8,079,386
Other Specialized	7,636,638	—	—	7,636,638
Real Estate Operating Companies	28,433	—	—	28,433
Retail	24,844,249	—	—	24,844,249
Self-Storage	9,041,066	—	—	9,041,066
Single-Family Residential	5,399,991	—	—	5,399,991
Commodity Related Securities
Exchange-Traded Funds	6,769,082	—	—	6,769,082
Investment Companies	167,828,947	—	—	167,828,947
Money Market Fund	1,898,563	—	—	1,898,563

July 31, 2024 (unaudited)

PORTFOLIO OF INVESTMENTS	7

Wilmington Real Asset Fund (concluded)

	Level 1	Level 2	Level 3	Total
Repurchase Agreements	$—	$1,648,455	$—	$1,648,455

Total Investments in Securities	$380,808,677	$1,648,455	$—	$382,457,132

(a)	Includes internally fair valued securities currently priced at zero ($0).

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

*	Non-income producing security.

[0]	Rounds to less than 1 share.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

(1)

The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security in the Valuation Hierarchy table located at the end of the Portfolio of Investments.

The following acronyms are used throughout this Portfolio of Investments:

ETF	Exchange-Traded Fund

J-REIT	Japanese Real Estate Investment Trust

OYJ	Public Limited Company

PLC	Public Limited Company

RE	Reinsurance

REIT	Real Estate Investment Trust

SCA	Limited Partnership With Share Capital

SPDR	Standard & Poor’s Depositary Receipt

For additional information about significant accounting policies, refer to the Fund’s most recent semi-annual or annual report.

July 31, 2024 (unaudited)